Accrued Liabilities (Tables)	3 Months Ended
Apr. 30, 2013
Accrued Liabilities
Schedule of accrued liabilities

Accrued liabilities as of January 31, 2012 and 2013 and April 30, 2013 consisted of the following (in thousands):

	January 31,
			April 30, 2013
	2012	2013
			(unaudited)
Accrued vacation and employee benefits	$762	$992	$1,519
Accrued bonuses	268	354	513
Accrued commissions and salary	913	1,716	1,309

	$1,943	$3,062	$3,341